EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
Disclosure of change in equity investments
The following table presents the change in the balance of equity accounted investments for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balance at beginning of period	$222	$251
Dispositions	—	(17)
Share of net income (loss)	3	4
Distributions received	(10)	(23)
Foreign currency translation	(7)	7
Balance at end of period	$208	$222